PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Property plant and equipment	$ 8,325,304	$ 7,648,183
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	14,670,740	13,697,720
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(6,345,436)	(6,049,537)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	1,944,578	1,128,431
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	1,944,578	1,128,431
Land [Member]
Statement [Line Items]
Property plant and equipment	930,372	971,061
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	930,372	971,061
Buildings [member]
Statement [Line Items]
Property plant and equipment	2,248,784	2,247,996
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	4,420,293	4,268,590
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,171,509)	(2,020,594)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	3,026,136	3,139,761
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	7,027,942	7,004,549
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(4,001,806)	(3,864,788)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	26,166	20,906
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	102,632	91,585
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(76,466)	(70,679)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	16,627	13,421
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	50,209	45,703
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(33,582)	(32,282)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	15,055	14,922
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	59,515	56,771
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(44,460)	(41,849)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	117,586	111,685
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	135,199	131,030
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,613)	$ (19,345)